15 Trade and other receivables (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade receivables	£ 95	£ 22	£ 89
Prepayments	258	151	139
Other receivables	219	3,444	1,564
Total trade and other receivables	572	3,617	1,792
Less: non-current portion (rental deposit and on bond)		(2,625)	(469)
Current portion	£ 572	£ 992	£ 1,323